Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases1 [Abstract]
Expense relating to leases of short-term and low-value assets for which recognition exemption has been used	$ 31,129	$ 30,024	$ 25,153